Member's Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Member's Deficit [Line Items]
Member's Deficit

Note 9 — Member’s Deficit

Convertible Preferred Units:    During the three months ended March 31, 2025, the Company issued 7,050,000 convertible preferred units in exchange for $1.00 per unit for gross proceeds of $7,050,000 (the “Q1 2025 Preferred Units”) as follows:

	Convertible preferred units	Gross proceeds
January 2025	500,000	$500,000
February 2025	2,700,000	2,700,000
March 2025	3,850,000	3,850,000
Total	7,050,000	$7,050,000

At March 31, 2025, $1,500,000 of the gross proceeds was not yet received by the Company and reflected as a subscription receivable in stockholder’s deficit. These proceeds were received in April 2025. The Company intends to use the proceeds from the convertible preferred unit issuances as working capital to complete the Business Combination (See Note 4). The convertible preferred units are accounted for as permanent equity.

The Q1 2025 Preferred Units have the same rights, preferences, privileges and restrictions as the outstanding convertible preferred units with the exception of the conversion ratio, which were as follows:

	Convertible Preferred Units	Conversion Ratio	New EM common shares
January 2025	500,000	5:1	100,000
February 2025	2,700,000	5:1	540,000
March 2025	1,850,000	5:1	370,000
March 2025	2,000,000	1:1	2,000,000
Total	7,050,000		3,010,000

Additionally, three of the convertible preferred units include a CPU Share Allocation Obligation representing pro rata percentage of 1.0% of the Company’s fully diluted ownership in New EM at closing of the Business Combination equal to the percentage of the investor’s investment into the Company’s convertible preferred units the investors purchase divided by $2,000,000.

Note 9 — Member’s Deficit

The Company was authorized to issue an unlimited number of participating member units at no par value and an unlimited number of convertible preferred units at no par value. During May 2025, the Company authorized a member non-voting unit.

Member Units:    The member units have voting rights. During February 2024, the Company issued 1,000,000 participating member units at no par value in exchange for proceeds of $100. As of December 31, 2024, 1,000,000 member units were issued and outstanding. During May 2025, the managing member converted 900,000 member units to member non-voting units.

Member Non-Voting Unit:    The member non-voting units do not have voting rights.

Convertible Preferred Units:    During the period from February 8, 2024 (inception) through December 31, 2024, the Company issued convertible preferred units in exchange for $1.00 per unit as follows:

	Convertible preferred units	Gross proceeds
March 2024	1,100,003	$1,100,003
April 2024	864,655	864,655
May 2024	1,265,347	1,265,347
June 2024	2,500,000	2,500,000
July 2024	19,500,017	19,500,017
August 2024	100,000	100,000
October 2024	5,700,000	5,700,000
November 2024	500,000	500,000
December 2024	3,700,000	3,700,000
Total	35,230,022	$35,230,022

The Company intends to use the proceeds from the convertible preferred unit issuances as working capital to complete the Business Combination (See Note 4) and acquire the Four Entities (See Note 1), with the exception of the June 2024 convertible preferred unit issuance, which was used to acquire the CW Note (see Note 6). The convertible preferred units are accounted for as permanent equity.

The rights, preferences, privileges and restrictions for the convertible preferred units are as follows:

Dividends:    Non-cumulative, simple dividend of 5% per annum accrues on the principal amount, payable annually and deferred for the first 36-months.

Liquidation preference:    None

Conversion:    All shares of convertible preferred units are convertible into shares of New EM common shares at the option of the holder, according to a conversion ratio set forth in the holder’s convertible preferred unit agreement assuming a New EM common share price of $10.00 at closing of the Business Combination.

Conversion ratio for convertible preferred units issued as of December 31, 2024 is as follows:

	Convertible Preferred units	Conversion Ratio	New EM common shares
March 2024	1,100,003	1:1	1,100,003
April 2024	864,655	1:1	864,655
May 2024	1,265,347	1:1	1,265,347
June 2024	2,500,000	5:1	500,000
July 2024	19,500,017	5:1	3,900,003
August 2024	100,000	5:1	20,000
October 2024	5,700,000	5:1	1,140,000
November 2024	500,000	5:1	100,000
December 2024	3,700,000	5:1	740,000
Total	35,230,022		9,630,008

Redemption:    The convertible preferred units are not redeemable at the option of the holder, on either a contingent or non-contingent basis.

Voting:    The convertible preferred units are non-voting.